Cash flow information - Gross debt reconciliation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net debt reconciliation
Net debt at the beginning of the year	¥ 4,406,038	¥ 2,800,876	¥ 3,506,770
Cash flows	(675,111)	1,991,903	(720,930)
Acquisition of subsidiaries (Note 35)			25,608
Acquisition of right-of-use assets	(118,030)	(38,646)	(46,479)
Other Changes	(51,597)	(348,095)	35,907
Net debt at the end of the year	3,561,300	4,406,038	2,800,876
Lease liabilities
Net debt reconciliation
Net debt at the beginning of the year	(134,219)	(189,689)	(209,320)
Cash flows	96,139	100,997	76,895
Acquisition of right-of-use assets	(118,030)	(38,646)	(46,479)
Other Changes	1,220	(6,881)	(10,785)
Net debt at the end of the year	(154,890)	(134,219)	(189,689)
Short term borrowings
Net debt reconciliation
Net debt at the beginning of the year	(2,283,307)	(3,218,566)	(3,386,100)
Cash flows	1,524,899	1,062,844	326,663
Acquisition of subsidiaries (Note 35)			(9,850)
Other Changes	(56,852)	(127,585)	(149,279)
Net debt at the end of the year	(815,260)	(2,283,307)	(3,218,566)
Restricted cash
Net debt reconciliation
Net debt at the beginning of the year	2,280,499	3,440,289	3,996,238
Cash flows	(1,206,607)	(1,064,813)	(708,123)
Other Changes	(13,465)	(94,977)	152,174
Net debt at the end of the year	1,060,427	2,280,499	3,440,289
Cash and cash equivalents
Net debt reconciliation
Net debt at the beginning of the year	3,055,194	1,077,875	565,027
Cash flows	(1,627,680)	2,145,418	507,942
Other Changes	(28,144)	(168,099)	4,906
Net debt at the end of the year	1,399,370	3,055,194	1,077,875
Financial assets fair value through profit or loss
Net debt reconciliation
Net debt at the beginning of the year	1,487,871	1,690,967	2,540,925
Cash flows	538,138	(252,543)	(924,307)
Acquisition of subsidiaries (Note 35)			35,458
Other Changes	45,644	49,447	38,891
Net debt at the end of the year	¥ 2,071,653	¥ 1,487,871	¥ 1,690,967